Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended			103 Months Ended		105 Months Ended	119 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025 [3]	Oct. 31, 2025 [7]	Oct. 31, 2025
Capital Income Builder® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class A (with sales charge)
Average Annual Return, Percent	[1]	8.86%			9.73%					6.58%
Capital Income Builder - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class C (with sales charge)
Average Annual Return, Percent	[1]	13.65%			10.21%					6.56%
Capital Income Builder - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class T (with sales charge)
Average Annual Return, Percent	[1]	12.90%			10.75%	7.35%	[2]
Capital Income Builder - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class F-1
Average Annual Return, Percent	[1]	15.44%			10.97%					7.14%
Capital Income Builder- F2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class F-2
Average Annual Return, Percent	[1]	15.77%			11.28%					7.44%
Capital Income Builder-Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class F-3
Average Annual Return, Percent	[1]	15.89%			11.40%			7.95%
Capital Income Builder - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	11.43%			10.21%					6.78%
Capital Income Builder - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	13.60%			10.16%					6.75%
Capital Income Builder- Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class 529-E
Average Annual Return, Percent	[1]	15.22%			10.74%					6.92%
Capital Income Builder - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	12.85%			10.70%	7.30%	[4]
Capital Income Builder - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class 529-F-1
Average Annual Return, Percent	[1]	15.65%			11.18%					7.37%
Capital Income Builder - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class 529-F-2
Average Annual Return, Percent	[1]	15.77%	11.28%	[5]	11.29%
Capital Income Builder - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class 529-F-3
Average Annual Return, Percent	[1]	15.82%	11.32%	[6]	11.33%
Capital Income Builder - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class R-1
Average Annual Return, Percent	[1]	14.62%			10.19%					6.38%
Capital Income Builder - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class R-2
Average Annual Return, Percent	[1]	14.62%			10.19%					6.38%
Capital Income Builder - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class R-2E
Average Annual Return, Percent	[1]	14.95%			10.51%					6.70%
Capital Income Builder - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class R-3
Average Annual Return, Percent	[1]	15.14%			10.68%					6.85%
Capital Income Builder - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class R-4
Average Annual Return, Percent	[1]	15.47%			11.01%					7.17%
Capital Income Builder - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class R-5E
Average Annual Return, Percent	[1]	15.71%			11.24%				7.53%
Capital Income Builder - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class R-5
Average Annual Return, Percent	[1]	15.86%			11.35%					7.50%
Capital Income Builder - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class R-6
Average Annual Return, Percent	[1]	15.89%			11.40%					7.55%
Without Sales Load [Member] | Capital Income Builder® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class A (without sales charge)
Average Annual Return, Percent	[1]	15.52%			11.04%					7.21%
Without Sales Load [Member] | Capital Income Builder - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class C (without sales charge)
Average Annual Return, Percent	[1]	14.65%			10.21%					6.56%
Without Sales Load [Member] | Capital Income Builder - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class T (without sales charge)
Average Annual Return, Percent	[1]	15.81%			11.31%	7.67%	[2]
Without Sales Load [Member] | Capital Income Builder - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	15.48%			11.00%					7.16%
Without Sales Load [Member] | Capital Income Builder - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	14.60%			10.16%					6.75%
Without Sales Load [Member] | Capital Income Builder - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Income Builder — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	15.75%			11.26%	7.62%	[4]
MSCI ACWI (All Country World Index) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index)
Average Annual Return, Percent	[8]	22.64%	14.60%	[5],[6]	14.61%	11.84%	[2],[4]	11.96%	11.38%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[8]	17.57%	10.10%	[5],[6]	10.10%	8.97%	[2],[4]	9.07%	8.67%	8.61%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[8]	6.16%	(0.24%)	[5],[6]	(0.24%)	1.86%	[2],[4]	1.93%	1.96%	1.90%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class R-5E shares were first offered on November 20, 2015.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.